DISCLOSURE OF NOTES RECEIVABLE (Details) - CAD ($)		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Principal		$ 1,148,361
Interest		44,962
Accretion		20,775
Impairment loss		771,260
Repayments of current borrowings		(450,000)
Note receivable		1,535,358
Notes receivables current		531,161	$ 190,170
Notes receivables non-current		$ 1,004,197	$ 964,006
Note One [member]
IfrsStatementLineItems [Line Items]
Start Date	[1]	Apr. 21, 2021
Maturity Date	[1]	Oct. 21, 2022
Interest Rate	[1]	0.00%
Principal	[1]	$ 181,222
Interest	[1]
Accretion	[1]	7,309
Impairment loss	[1]
Repayments of current borrowings	[1]
Note receivable	[1]	188,531
Notes receivables current		188,531
Notes receivables non-current
Note Two [member]
IfrsStatementLineItems [Line Items]
Start Date	[1]	Sep. 22, 2021
Maturity Date	[1]	Sep. 22, 2024
Interest Rate	[1]	5.00%
Principal	[1]	$ 967,139
Interest	[1]	23,592
Accretion	[1]	13,466
Impairment loss	[1]
Repayments of current borrowings	[1]
Note receivable	[1]	1,004,197
Notes receivables current
Notes receivables non-current		$ 1,004,197
Note Three [member]
IfrsStatementLineItems [Line Items]
Start Date		Nov. 17, 2021
Maturity Date		Apr. 26, 2022
Interest Rate		8.00%
Principal
Interest		21,370
Accretion
Impairment loss		771,260
Repayments of current borrowings		(450,000)
Note receivable		342,630
Notes receivables current		342,630
Notes receivables non-current

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.